Offsets	Apr. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-291431
Initial Filing Date	Nov. 10, 2025
Fee Offset Claimed	$ 24,457.51
Explanation for Claimed Amount	The Registrant previously paid registration fees of $43,773.39 in connection with the initial filing of this Registration Statement on Form S-1 on November 10, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Tribeca Strategic Acquisition Corp.
Form or Filing Type	S-1
File Number	333-291431
Filing Date	Nov. 10, 2025
Fee Paid with Fee Offset Source	$ 24,457.51